Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Loss for the period	£ (8,394)	£ (3,877)	£ (18,421)	£ (13,704)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(15)	8	7	9
Other comprehensive (expense) income for the period	(15)	8	7	9
Total comprehensive loss for the period	(8,409)	(3,869)	(18,414)	(13,695)
Attributable to:
Equity holders of the Company	£ (8,409)	£ (3,869)	£ (18,414)	£ (13,695)